Commitments and Contingencies	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2013	55,407
2014	55,407
2015	55,407
2016	32,321
Total	198,542

For the year ended March 31, 2012, facilities expense was $132,927 ($123,546 for the year ended March 31, 2011 and $110,970 for the year ended March 31, 2010). The lease was renewed for 5 years on November 1, 2010.

OTHER

The Company is committed to pay an arm's length third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.